Shire Income Access Share Trust Statements of Cashflows - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 280.6	$ 410.4	$ 2,172.3	$ 230.4	$ 1,303.4	$ 3,405.5	$ 665.1
Net cash provided by operating activities					2,337.0	4,228.4	1,463.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by investing activities					(5,619.9)	(4,030.6)	(360.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by/(used in) financing activities					439.0	554.5	(344.6)
Net (decrease)/increase in cash and cash equivalents					(2,846.9)	743.0	757.2
Cash and cash equivalents at beginning of period		2,982.4		2,239.4	2,982.4	2,239.4	1,482.2
Cash and cash equivalents at end of period	135.5		2,982.4		135.5	2,982.4	2,239.4
Shire Income Access Share Trust
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income					127.7	112.8	91.1
Net cash provided by operating activities					127.7	112.8	91.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by investing activities					0.0	0.0	0.0
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions made					(127.7)	(112.8)	(91.1)
Net cash provided by/(used in) financing activities					(127.7)	(112.8)	(91.1)
Net (decrease)/increase in cash and cash equivalents					0.0	0.0	0.0
Cash and cash equivalents at beginning of period		$ 0.0		$ 0.0	0.0	0.0	0.0
Cash and cash equivalents at end of period	$ 0.0		$ 0.0		$ 0.0	$ 0.0	$ 0.0